UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  June 30, 2010
Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:  028-10166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  James W. Mersereau
Title:                 Compliance Officer
Phone:                 301-951-5288 x 102
Signature,             Place,                       and Date of Signing:
James W. Mersereau     Chevy Chase, Maryland        August 4, 2010
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      113
Form 13F Information Table Value Total:      $118710
List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE                   Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      854    10808 SH       Sole                                      10808
Abbott Laboratories            COM              002824100      640    13683 SH       Sole                                      13683
Accenture PLC                  COM              G1151C101     1270    32868 SH       Sole                                      32868
Adobe Systems Inc              COM              00724F101     1264    47832 SH       Sole                                      47832
Aflac                          COM              001055102      721    16900 SH       Sole                                      16900
America Movil SAB de CV Spons  COM              02364W105      931    19607 SH       Sole                                      19607
Ametek Inc                     COM              031100100     1400    34871 SH       Sole                                      34871
Amphenol Corp New Cl A         COM              032095101     1356    34525 SH       Sole                                      34525
Apache Corporation             COM              037411105     1579    18761 SH       Sole                                      18761
Apple Computer Inc             COM              037833100     1702     6768 SH       Sole                                       6768
Aptargroup Inc                 COM              038336103      327     8657 SH       Sole                                       8657
Asiainfo Linkage Inc           COM              04518A104      357    16325 SH       Sole                                      16325
BCE Inc. New                   COM              05534B760      701    23937 SH       Sole                                      23937
Bank of Montreal               COM              063671101     1259    23186 SH       Sole                                      23186
Bard C.R. Inc.                 COM              067383109      838    10807 SH       Sole                                      10807
Barrick Gold Corp              COM              067901108     1114    24542 SH       Sole                                      24542
Becton Dickinson & Co          COM              075887109     1582    23401 SH       Sole                                      23401
Bristol-Myers Squibb           COM              110122108      268    10737 SH       Sole                                      10737
C H Robinson Worldwide Inc New COM              12541W209     2752    49445 SH       Sole                                      49445
CNOOC Ltd Spons ADR            COM              126132109      931     5470 SH       Sole                                       5470
Canadian National Railway Corp COM              136375102     1292    22521 SH       Sole                                      22521
Caterpillar Inc                COM              149123101      835    13899 SH       Sole                                      13899
Celgene Corporation            COM              151020104      488     9603 SH       Sole                                       9603
Central Fund Of Canada         COM              153501101      555    36829 SH       Sole                                      36829
CenturyLink                    COM              156700106      926    27798 SH       Sole                                      27798
Check Point Software           COM              M22465104     1493    50637 SH       Sole                                      50637
Church & Dwight Inc            COM              171340102     2106    33587 SH       Sole                                      33587
Cimarex Energy Co.             COM              171798101      358     5000 SH       Sole                                       5000
Cisco Systems                  COM              17275R102     1431    67130 SH       Sole                                      67130
Citrix Systems                 COM              177376100      847    20048 SH       Sole                                      20048
Cognizant Tech                 COM              192446102     2918    58293 SH       Sole                                      58293
Danaher Corp                   COM              235851102     1587    42759 SH       Sole                                      42759
Dentsply Intl                  COM              249030107      520    17374 SH       Sole                                      17374
Dolby Laboratories Inc         COM              25659T107     1814    28933 SH       Sole                                      28933
Dominion Resources             COM              25746U109      399    10294 SH       Sole                                      10294
Donaldson Company Inc          COM              257651109     1386    32495 SH       Sole                                      32495
Dover Corp                     COM              260003108      205     4901 SH       Sole                                       4901
Eaton Vance                    COM              278265103      613    22219 SH       Sole                                      22219
Ecolab                         COM              278865100     2027    45139 SH       Sole                                      45139
Emerson Electric Co            COM              291011104     1371    31373 SH       Sole                                      31373
Entergy Corp New               COM              29364G103      456     6370 SH       Sole                                       6370
Expeditors Int'l Wash          COM              302130109      887    25689 SH       Sole                                      25689
Factset Research System        COM              303075105     2287    34140 SH       Sole                                      34140
Fastenal Co                    COM              311900104     1190    23703 SH       Sole                                      23703
Fiserv Inc.                    COM              337738108     1203    26344 SH       Sole                                      26344
Flowserve Corp                 COM              34354P105     1278    15073 SH       Sole                                      15073
Freeport-McMoran Copper & Gold COM              35671D857     1207    20417 SH       Sole                                      20417
General Dynamics               COM              369550108      919    15689 SH       Sole                                      15689
Google Inc.                    COM              38259P508      256      574 SH       Sole                                        574
Grainger (WW) Inc              COM              384802104     2981    29972 SH       Sole                                      29972
HSBC Holding PLC               COM              404280406      303     6647 SH       Sole                                       6647
Hansen Natural Corp            COM              411310105      292     7454 SH       Sole                                       7454
Helmerich & Payne              COM              423452101      357     9788 SH       Sole                                       9788
Henry Schein Inc.              COM              806407102      736    13406 SH       Sole                                      13406
Hewlett-Packard                COM              428236103     1873    43285 SH       Sole                                      43285
Idexx Labs                     COM              45168D104     2154    35364 SH       Sole                                      35364
Illinois Tool Works            COM              452308109     1053    25513 SH       Sole                                      25513
Infosys Tech Adr               COM              456788108      529     8837 SH       Sole                                       8837
Int'l Business Mach            COM              459200101     2880    23322 SH       Sole                                      23322
Jacobs Engineering Group Inc   COM              469814107      600    16461 SH       Sole                                      16461
Johnson & Johnson              COM              478160104     2640    44699 SH       Sole                                      44699
Johnson Controls               COM              478366107      287    10698 SH       Sole                                      10698
Joy Global Inc.                COM              481165108      286     5700 SH       Sole                                       5700
Kellogg Co                     COM              487836108      733    14581 SH       Sole                                      14581
Kirby Corporation              COM              497266106      215     5616 SH       Sole                                       5616
Knight Transportation Inc      COM              499064103      381    18800 SH       Sole                                      18800
McCormick & Co                 COM              579780206      540    14235 SH       Sole                                      14235
McDonald's Corp                COM              580135101      996    15123 SH       Sole                                      15123
Merck & Co New                 COM              58933Y105      622    17786 SH       Sole                                      17786
Millipore Corp                 COM              601073109     1416    13275 SH       Sole                                      13275
Netease.com ADS                COM              64110W102      579    18249 SH       Sole                                      18249
Newmont Mining                 COM              651639106      712    11535 SH       Sole                                      11535
NextEra Energy Inc             COM              65339F101      270     5531 SH       Sole                                       5531
Nice Systems Ltd ADR           COM              653656108      417    16374 SH       Sole                                      16374
Nike Inc Cl B                  COM              654106103      248     3675 SH       Sole                                       3675
Noble Energy Inc.              COM              655044105      341     5650 SH       Sole                                       5650
Nucor Corp                     COM              670346105      651    17015 SH       Sole                                      17015
O'Reilly Automotive            COM              686091109     1642    34515 SH       Sole                                      34515
Oracle Corporation             COM              68389x105      662    30866 SH       Sole                                      30866
Parker Hannifin Corp           COM              701094104      565    10179 SH       Sole                                      10179
Potash Corp                    COM              73755L107      860     9968 SH       Sole                                       9968
Praxair Inc                    COM              74005P104     2149    28277 SH       Sole                                      28277
Procter & Gamble Co            COM              742718109     1603    26725 SH       Sole                                      26725
Public Storage Inc Com         COM              74460D109      804     9147 SH       Sole                                       9147
Quest Diagnostics              COM              74834L100     1663    33404 SH       Sole                                      33404
Questar Corporation            COM              748356102      621    13657 SH       Sole                                      13657
Rogers Communications Cl B     COM              775109200     1014    30953 SH       Sole                                      30953
Roper Inds Inc New Com         COM              776696106      722    12898 SH       Sole                                      12898
Royal Bank of Canada           COM              780087102      785    16417 SH       Sole                                      16417
Shire Ltd Spons ADR            COM              82481R106      789    12853 SH       Sole                                      12853
Sigma-Aldrich Corp             COM              826552101     3015    60499 SH       Sole                                      60499
Smucker, (JM)                  COM              832696405      962    15975 SH       Sole                                      15975
St. Jude Med Inc.              COM              790849103      784    21714 SH       Sole                                      21714
Staples Inc                    COM              855030102      988    51885 SH       Sole                                      51885
Stericycle Inc                 COM              858912108     1669    25446 SH       Sole                                      25446
Strayer Education Inc          COM              863236105      584     2810 SH       Sole                                       2810
Stryker Corp                   COM              863667101     2445    48849 SH       Sole                                      48849
Suncor Energy Inc.             COM              867224107      272     9250 SH       Sole                                       9250
Syngenta Adr                   COM              87160A100      983    21442 SH       Sole                                      21442
T Rowe Price Assoc             COM              74144T108      635    14316 SH       Sole                                      14316
Taiwan Semiconductor Mfg       COM              874039100      709    72647 SH       Sole                                      72647
Teva Pharmaceutical            COM              881624209     2730    52512 SH       Sole                                      52512
Thermo Fisher Scientific       COM              883556102      602    12263 SH       Sole                                      12263
Toro Co                        COM              891092108      203     4139 SH       Sole                                       4139
Toronto-Dominion Bank          COM              891160509      757    11668 SH       Sole                                      11668
Trimble Navigation Ltd         COM              896239100     1444    51586 SH       Sole                                      51586
United Technologies            COM              913017109     2152    33156 SH       Sole                                      33156
V F Corp                       COM              918204108      647     9092 SH       Sole                                       9092
VCA Antech Inc                 COM              918194101      214     8650 SH       Sole                                       8650
WGL Holdings Inc.              COM              92924f106      710    20869 SH       Sole                                      20869
Walgreen Co                    COM              931422109      590    22115 SH       Sole                                      22115
iShares S&P 500 Value Index Fu                  464287200     1120    10825 SH       Sole                                      10825
iShares S&P MidCap 400 Growth                   464287606      823    10706 SH       Sole                                      10706
REPORT SUMMARY                113 DATA RECORDS              118710            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED